Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade payables	$ 1,834	$ 1,715
Machinery and equipment payables	3,990	2,220
Accrued expenses	8,597	9,647
Value added tax payable	289	260
Other tax payable	759	318
Withholding tax payable	163	238
Bonus and benefit payables	5,320	5,231
Other payables	4,008	3,032
Total accounts payable and accrued liabilities	$ 24,960	$ 22,661	$ (3,493)